SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)		Nov. 30, 2021	May 31, 2021	May 31, 2020	May 29, 2020
Product Information [Line Items]
Goodwill		$ 4,463,129	$ 4,463,129	$ 4,773,584
Accounts Receivable [Member]
Product Information [Line Items]
Current assets					$ 16,571,270
Property and equipment					206,873
Security deposits					292,404
Other intangibles					8,752,000
Goodwill	[1]				4,773,585
Total identified assets acquired					30,596,132
Current liabilities					16,115,703
Consulting service contract liability					848,010
Long-term assumed liabilities					1,394,533
Total liabilities assumed					18,358,246
Total net assets assumed					$ 12,237,886

[1]	The goodwill acquired is primarily attributable to the workforce of the acquired business and significant synergies expected to arise after ULHI’s acquisition of UL US Entities. ULHI is assessing the amount of goodwill that will be deductible for income tax purposes. For the year ended May 31, 2021, the amount of goodwill deductible for income tax purposes was immaterial. The Company will continue to analyze the goodwill for deductibility over the 15-year life. See Note 4.